Warrants (Details) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 04, 2022	Mar. 24, 2021	Dec. 31, 2022	Dec. 31, 2021
Warrants [Line Items]
Private Placement amount		$274,294
Fair value of the warrants			$ 60,454	$ 77,551
Warrant [Member]
Warrants [Line Items]
Fair value of the warrants				$ 351,845
IPO [Member]
Warrants [Line Items]
Fair value of the warrants	$ 412,299		$ 183,338